Property, plant and equipment - Right of Use (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	€ 17,499
On December 31,	8,717	€ 17,499
RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	17,499
On December 31,	8,717	17,499
Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	32,661	31,078
Additions	2,707	8,823
Sales and disposals	(17,444)	(7,353)
Translation differences	(549)	113
On December 31,	17,375	32,661
Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	(15,161)	(15,976)
Depreciation	(3,917)	(4,558)
Impairment	(3,655)
Sales and disposals	13,846	5,370
Translation differences	229	3
On December 31,	(8,658)	(15,161)
Land and building | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	12,381
On December 31,	7,190	12,381
Land and building | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	24,585	23,174
Additions	2,181	4,287
Sales and disposals	(12,023)	(2,989)
Translation differences	(549)	113
On December 31,	14,194	24,585
Land and building | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	(12,204)	(11,279)
Depreciation	(2,185)	(2,848)
Sales and disposals	10,811	1,920
Translation differences	229	3
On December 31,	(7,004)	(12,204)
Installation and machinery | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	1,567
On December 31,	872	1,567
Installation and machinery | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	1,658	251
Additions		1,657
Sales and disposals	(459)	(250)
On December 31,	1,199	1,658
Installation and machinery | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	(91)	(223)
Depreciation	(381)	(118)
Sales and disposals	145	250
On December 31,	(327)	(91)
Furniture, fixtures & vehicles | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	3,552
On December 31,	655	3,552
Furniture, fixtures & vehicles | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	6,417	7,652
Additions	526	2,879
Sales and disposals	(4,962)	(4,114)
On December 31,	1,981	6,417
Furniture, fixtures & vehicles | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
On January 1	(2,865)	(4,473)
Depreciation	(1,351)	(1,592)
Sales and disposals	2,890	3,200
On December 31,	€ (1,326)	€ (2,865)